16. Segment reporting (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue - related party					$ 14,184	$ 22,200
Total revenue	$ 544,003	$ 439,288	$ 1,289,160	$ 1,111,690	1,460,370	308,129
Cost of Revenue	384,371	559,475	1,035,600	1,067,946	1,342,139	137,897
Gross profit	159,632	(120,187)	253,560	43,744	118,231	170,232
Operating Expenses:
Selling expense	677	12,267	17,696	24,023	46,624	0
Compensation - officers	34,000	40,000	102,000	110,000	150,154	140,000
Research and development	62,039	66,289	194,232	193,009	255,232	221,510
Professional fees	243,799	397,950	1,071,369	958,337	1,376,995	940,846
General and administrative	294,795	322,801	974,125	675,935	1,113,201	451,597
Goodwill impairment			0	0	458,490	0
Intangible assets impairment					47,975	0
Total Operating Expenses	635,310	839,307	2,359,422	1,961,304	3,448,671	1,753,953
Loss from Operations	(475,678)	(959,494)	(2,105,862)	(1,917,560)	(3,330,440)	(1,583,721)
Other Income (Expense):
Interest income (expense), net	(1,878)	(248)	(1,843)	820	2,257	(440,943)
Interest expense - related party	0	0	(81)	0	(1,750)	0
Other income	39,196	9,643	119,453	11,623	154,390	0
Total other income (expense)	37,318	9,395	117,529	12,443	154,897	(440,943)
Loss before income taxes	(438,360)	(950,099)	(1,988,333)	(1,905,117)	(3,175,543)	(2,024,664)
Income tax expense	0	0	0	0	0	0
Net Loss	(438,360)	(950,099)	(1,988,333)	(1,905,117)	(3,175,543)	(2,024,664)
Revenue [Member]
Total revenue	$ 544,003	$ 431,988	1,267,893	$ 1,101,390	1,446,186	$ 285,929
Focus [Member]
Revenue - related party					14,184
Total revenue			688,710		643,137
Cost of Revenue			492,533		461,076
Gross profit			196,177		182,061
Operating Expenses:
Selling expense			8,936		23,907
Compensation - officers			102,000		121,154
Research and development			194,232		255,232
Professional fees			1,066,525		1,370,262
General and administrative			729,186		835,999
Goodwill impairment					458,490
Intangible assets impairment					47,975
Total Operating Expenses			2,100,879		3,142,019
Loss from Operations			(1,904,702)		(2,959,958)
Other Income (Expense):
Interest income (expense), net			(994)		2,273
Interest expense - related party			(81)		(1,750)
Other income			113,706		154,390
Total other income (expense)			112,631		154,913
Loss before income taxes			(1,792,071)		(2,805,045)
Income tax expense			0		0
Net Loss			(1,792,071)		(2,805,045)
Focus [Member] | Revenue [Member]
Total revenue			667,443		628,953
Avx [Member]
Revenue - related party					0
Total revenue			600,450		817,233
Cost of Revenue			543,067		881,063
Gross profit			57,383		(63,830)
Operating Expenses:
Selling expense			8,760		22,717
Compensation - officers			0		0
Research and development			0		0
Professional fees			4,844		6,733
General and administrative			244,939		277,202
Goodwill impairment					0
Intangible assets impairment					0
Total Operating Expenses			258,543		306,652
Loss from Operations			(201,160)		(370,482)
Other Income (Expense):
Interest income (expense), net			(849)		(16)
Interest expense - related party			0		0
Other income			5,747		0
Total other income (expense)			4,898		(16)
Loss before income taxes			(196,262)		(370,498)
Income tax expense			0		0
Net Loss			(196,262)		(370,498)
Avx [Member] | Revenue [Member]
Total revenue			$ 600,450		$ 817,233